Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 405
Additions from acquisition	5
Property, plant and equipment at end of period	449	$ 405
Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	215
Additions from acquisition	3
Property, plant and equipment at end of period	233	215
Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	22
Property, plant and equipment at end of period	18	22
Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	74
Property, plant and equipment at end of period	85	74
Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	93
Property, plant and equipment at end of period	97	93
Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	26
Property, plant and equipment at end of period	33	26
Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	405
Property, plant and equipment at end of period	449	405
Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	190
Property, plant and equipment at end of period	216	190
At cost | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	424	363
Additions	92	93
Dispositions, retirements and other	24	(30)
Transfers	0	0
Foreign exchange	(18)	(2)
Property, plant and equipment at end of period	477	424
At cost | Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	48	46
Additions	1	4
Dispositions, retirements and other	1	(6)
Transfers	3	3
Foreign exchange	(2)	1
Additions from acquisition	0
Property, plant and equipment at end of period	49	48
At cost | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	119	95
Additions	8	23
Dispositions, retirements and other	8	(3)
Transfers	22	4
Foreign exchange	(5)	0
Additions from acquisition	2
Property, plant and equipment at end of period	138	119
At cost | Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	231	207
Additions	22	43
Dispositions, retirements and other	15	(25)
Transfers	27	7
Foreign exchange	(9)	(1)
Additions from acquisition	1
Property, plant and equipment at end of period	257	231
At cost | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	26	15
Additions	61	23
Dispositions, retirements and other	0	4
Transfers	(52)	(14)
Foreign exchange	(2)	(2)
Additions from acquisition	0
Property, plant and equipment at end of period	33	26
At cost | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	741	627
Additions	179	155
Dispositions, retirements and other	35	(36)
Transfers	0	0
Foreign exchange	(28)	(5)
Property, plant and equipment at end of period	862	741
At cost | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	317	264
Additions	87	62
Dispositions, retirements and other	11	(6)
Transfers	0	0
Foreign exchange	(10)	(3)
Additions from acquisition	2
Property, plant and equipment at end of period	385	317
Accumulated depreciation | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(209)	(181)
Dispositions, retirements and other	(24)	(33)
Foreign exchange	(8)	0
Depreciation	67	61
Property, plant and equipment at end of period	(244)	(209)
Accumulated depreciation | Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(26)	(23)
Dispositions, retirements and other	1	5
Foreign exchange	(1)	0
Depreciation	7	8
Property, plant and equipment at end of period	(31)	(26)
Accumulated depreciation | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(45)	(32)
Dispositions, retirements and other	8	3
Foreign exchange	(1)	1
Depreciation	17	15
Property, plant and equipment at end of period	(53)	(45)
Accumulated depreciation | Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(138)	(126)
Dispositions, retirements and other	15	25
Foreign exchange	(6)	(1)
Depreciation	43	38
Property, plant and equipment at end of period	(160)	(138)
Accumulated depreciation | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	0	0
Dispositions, retirements and other	0	0
Foreign exchange	0	0
Depreciation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(336)	(265)
Dispositions, retirements and other	(35)	(39)
Foreign exchange	(12)	(5)
Depreciation	124	115
Property, plant and equipment at end of period	(413)	(336)
Accumulated depreciation | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(127)	(84)
Dispositions, retirements and other	11	6
Foreign exchange	(4)	(5)
Depreciation	57	54
Property, plant and equipment at end of period	$ (169)	$ (127)